UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2017

Date of reporting period:  February 28, 2017

Item 1. Reports to Stockholders.

Semi-Annual Report

February 28, 2017

Fiera Capital STRONG Nations Currency Fund

Institutional Class
(SCAFX)

Investment Adviser

Fiera Capital Inc.
375 Park Avenue, 8th Floor
New York, New York  10152

Phone: 1-844-GOFIERA (1-844-463-4372)

Table of Contents

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLE	7
INVESTMENT HIGHLIGHTS	9
SCHEDULE OF INVESTMENTS	12
SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS	15
STATEMENT OF ASSETS AND LIABILITIES	16
STATEMENT OF OPERATIONS	17
STATEMENTS OF CHANGES IN NET ASSETS	18
FINANCIAL HIGHLIGHTS	19
NOTES TO FINANCIAL STATEMENTS	20
NOTICE OF PRIVACY POLICY & PRACTICES	30
ADDITIONAL INFORMATION	31

Dear Shareholder,

Management Discussion Of Fund Performance

Our goal is to provide investors with the diversification benefits of currencies as an asset class, in a risk-managed fashion, with an emphasis on investing in currencies that are associated with the nations with strong balance sheets that embrace freedom and promote fiscal sustainability, transparency and good governance.

Our risk management disciplines guide us in our efforts to reduce volatility, mitigate periods of drawdown, and preserve capital for our investors. As a part of this discipline we utilize a number of proprietary technical indicators to help us determine when to hedge the portfolio and when to be more fully invested. It is important to note that our selection process and risk management is also informed in large measure by our STRONG nations screening process:  considerations of relative central bank policy, national growth and inflation rates, relative yield curve movements, as well as forward looking market indicators such as the comparative performance of national equity markets.

As the chart below on our U.S. Dollar Hedge Position highlights, we maintained a meaningful hedge throughout this period:

FIERA CAPITAL HEDGE RATIO (% allocation to USD)

Source: Fiera Capital

As the chart indicates, we began the fourth quarter of 2016 with a nearly fully invested posture and increased our hedging of foreign currency exposures as the Dollar began to rally and the currency volatilities began to rise.

MARKET INDICATORS	JP MORGAN GLOBAL FX
8/31/16 – 2/28/17 U.S. DOLLAR INDEX	VOLATILITY INDEX into the year end:

Source: Bloomberg

There were several important themes that influenced the markets and guided our investment decisions during this investment period:

•
The market view that the Federal Reserve (the “Fed”) will continue its tightening cycle as the U.S. economy reaches full employment and inflation approaches the 2% target level, and the expectation that continued tightening will be supportive of the Dollar’s strength, both primarily influenced our decisions.  The Fed’s decision to tighten in December confirmed those expectations of market growth, but also raised questions about the fragility of the global economy as it reminded investors of the sell-off in global equities, oil markets, and high yield bond markets following the Fed’s rate hike in December 2015.

•
The expectation that the election of the Trump administration would result in fresh tax cuts, regulatory relief, infrastructure spending, and other business-friendly initiatives that would help usher in a new era of domestic growth and investment also influenced our investment decisions. The significant rally during November/December of 2016 that largely continued throughout this period reflected this exuberance and confidence in the future. This in turn supported valuations of equities, commodities and the Dollar. In January, however, as darker political clouds gathered and fears of protectionism began to rise, investors’ expectations fell, equity markets began to level off, and the Dollar’s ascent started to roll over.

•
We operated under the view that the European Central Bank and the Bank of Japan would continue their pro-growth policies by maintaining the pace of their asset purchases and their negative rate regimes, and that those policies will weaken the Euro and Japanese Yen against the U.S. Dollar. This was augmented with the view that political uncertainty in Europe will likely persist due to the rise of populist and anti-establishment parties in more European countries as well as the uncertain fate of Brexit negotiations and their implications for the fragile economies of Europe and other parts of the world.

•
Finally, we operated under the view that despite measurable improvements in the global economic picture during this period, there remain large pockets of economic weakness in both the developed and the emerging economies of the world that would remain a source of volatility in the markets and continued concern for the investors.

During the past six months, as shown in the data below, many currencies generated meaningful losses, well in excess of the return generated by our Fund.

FUND AND CURRENCY RETURNS 8/31/16 – 2/28/17

Considering the volatility, we are pleased with the Fund’s performance, which was -1.58% in the past six months. The 3-Month T-Bill returned 0.22% for the same period. As a matter of reference, the inverse of the U.S. Dollar Index, which represents the performance of major currencies (a considerable portion of which do not meet STRONG’s standards), had a return of -5.04% for the period.

Looking forward, we expect to maintain a more fully-invested posture in the year ahead than in 2016. While the world is filled with uncertainty, as long as foreign economies remain stable, overseas central banks accommodative, and the economies of China and other large economies remain stable, we believe that STRONG nation currencies should perform well against the Dollar and large cap currencies like the Euro and Yen.

Certainly, if the Fed adopts a more hawkish posture and tightens aggressively, the Dollar will likely strengthen more than expectations.  If China were to devalue its currency sharply, it would unleash a new wave of volatility that would likely pressure the value of STRONG currencies. At this time, we believe it is in China’s interest to maintain a more stable currency regime.  As shown in the recent People’s Congress, greater reliance on fiscal policy will likely be used to strengthen China’s economy. In that context, we are increasingly comfortable with maintaining and building positions associated with China’s growth cycle.

Jonathan E. Lewis	Iraj Kani, PhD
Lead Portfolio Manager	Co-Portfolio Manager

Mutual fund investing involves risk. Principal loss is possible. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings or geographical areas than a diversified fund. The Fund may also invest in gold, which involves additional risks, such as the possibility for substantial price fluctuations over a short period of time. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management and the risk that a position could be closed when most advantageous. Investments in derivatives could lose more than the amount invested. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. Diversification does not assure a profit, nor does it protect against a loss in a declining market.

A currency is a form of monetary units issued by a sovereign nation as a mode of exchange. Currencies are stores of value subject to trading between nations and investors in foreign exchange markets, which determine the relative value of different currencies. The value of a currency is determined in comparison to another reference currency; thus, the value of one currency relative to another could rise due to strengthening economic conditions in the first nation and/or weakening economic conditions in the second. Since governments and their constituent central banks retain control over coinage and issuance, the value of currencies may also be affected by government fiscal policy, central bank monetary action, and trade policy (including tariffs, currency pegs, and capital controls). Further, non-US Dollar denominated short duration fixed income securities often proxy for currencies, but like other fixed income securities, introduce an element of interest rate risk as well.

•
The U.S. Dollar Index calculates the return of a trade weighted basket of currencies versus the Dollar.  The inverse of this index measures the strength of a trade weighted basket of currencies against the U.S. Dollar. U.S. Dollar Index® and USDX® are trademarks and service marks of the ICE®.

•	The JP Morgan Global FX Volatility Index is designed to track the volatility of a basket of most global currencies.

It is not possible to invest directly in an index.

The Fiera Capital STRONG Nations Currency Fund is distributed by Quasar Distributors, LLC. Fiera Capital Inc. (the “Adviser”) is the adviser to the Fiera Capital STRONG Nations Currency Fund.

Effective October 30, 2015, Fiera Capital Corporation acquired 100% of the equity of Samson Capital Advisors LLC (“Samson”), the Fund’s prior investment adviser. On November 9, 2015, Samson’s advisory business was assumed by and combined with the Adviser. The Adviser is an indirect, wholly-owned subsidiary of Fiera Capital Corporation. Fiera Capital Corporation is a publicly traded management firm with headquarters in Montreal, Canada.

Fiera Capital STRONG Nations Currency Fund
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/16 – 2/28/17).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses.  In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  IRA accounts will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example.  The example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Fiera Capital STRONG Nations Currency Fund
Expense Example (Continued)
(Unaudited)

	Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2016 -
	September 1, 2016	February 28, 2017	February 28, 2017*
Actual	$1,000.00	$ 948.20	$4.92
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.84	$5.01

*	Expenses are equal to the Fund’s annualized net expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Fiera Capital STRONG Nations Currency Fund
Investment Highlights
(Unaudited)

The Fund seeks to generate positive returns with limited drawdowns over full market cycles and to provide investors with the diversification benefits of currencies as an asset class through investments in currencies that are associated with strong nations.  The Fund focuses on the currencies of nations with healthy economies and financial systems, healthy fiscal trends, more democratic governance, rule of law, transparency and with societies that are becoming more free.  We will also seek to hedge foreign currency exposures back into the dollar during periods of dollar rally.

STRONG nations are nations and regions that share the following characteristics:

S	Sustainability
Healthy Fiscal Trends
T	Transparency
Readily Available Data
R	Regulatory Quality
Rule of Law
O	Openness
Freer Countries and FX (foreign exchange or Forex) Rates
N	National Fundamentals
Healthier Economies and Financial Systems
G	Governance
More Democratic

Allocation of Securities
(% of Investments)*

* As of February 28, 2017

Fiera Capital STRONG Nations Currency Fund
Investment Highlights (Continued)
(Unaudited)

Average Annual Returns – As of February 28, 2017

			Since
	One	Three	Inception
	Year	Years	(8/31/12)
Institutional Class	1.26%	(3.49)%	(3.73)%
BofA Merrill Lynch 3 Month Treasury Bill Index	0.39%	0.16%	0.14%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-844-GOFIERA (1-844-463-4372).

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The graph illustrates performance of a hypothetical investment made in Institutional Class shares of the Fund and a broad-based securities index on August 31, 2012, the inception date of the Fund.  The graph does not reflect any future performance.

The BofA Merrill Lynch 3 Month Treasury Bill Index is an unmanaged index that tracks 3 month U.S. government securities.  One cannot invest directly in an index.

Fiera Capital STRONG Nations Currency Fund
Investment Highlights (Continued)
(Unaudited)

Institutional Class
Growth of $100,000 Investment

*  Inception Date

Fiera Capital STRONG Nations Currency Fund

Schedule of Investments

February 28, 2017 (Unaudited)

	Principal
	Amount	Currency	Value
AUSTRALIA – 8.08%

Foreign Government Bonds – 8.08%
Australian Government Bond
4.250%, 07/21/2017	2,000,000	AUD	$1,549,820
3.250%, 10/21/2018	2,500,000	AUD	1,963,660
1.750%, 11/21/2020	3,250,000	AUD	2,464,430
TOTAL AUSTRALIA (Cost $5,877,405)			5,977,910

CANADA – 10.03%

Foreign Government Agency Issues – 5.41%
Province of British Columbia, Canada
1.200%, 04/25/2017	2,000,000	USD	2,000,692
Province of Manitoba, Canada
1.300%, 04/03/2017	2,000,000	USD	2,000,426
			4,001,118
Foreign Government Bonds – 4.62%
Canadian Government Bond
0.250%, 05/01/2017	2,800,000	CAD	2,107,378
0.500%, 11/01/2018	1,750,000	CAD	1,313,106
			3,420,484
TOTAL CANADA (Cost $7,525,867)			7,421,602

	Shares
GOLD – 5.10%
iShares Gold Trust (a)	156,562	USD	1,885,006
SPDR Gold Shares (a)	15,794	USD	1,883,119
TOTAL GOLD (Cost $3,360,314)			3,768,125

The accompanying notes are an integral part of these financial statements.

Fiera Capital STRONG Nations Currency Fund

Schedule of Investments (Continued)

February 28, 2017 (Unaudited)

	Principal
	Amount	Currency	Value
MULTILATERAL INSTITUTIONS – 0.68%

Foreign Government Agency Issues – 0.68%
Inter-American Development Bank
1.125%, 03/15/2017	500,000	USD	$500,033
TOTAL MULTILATERAL INSTITUTIONS
(Cost $500,030)			500,033

NEW ZEALAND – 7.90%

Foreign Government Bonds – 7.90%
New Zealand Government Bond
6.000%, 12/15/2017	3,000,000	NZD	2,230,836
5.000%, 03/15/2019	4,750,000	NZD	3,613,217
TOTAL NEW ZEALAND
(Cost $5,622,486)			5,844,053

	Shares
UNITED STATES – 66.78%

Short-Term Investments – 12.59%
Fidelity Investments Money Market Funds –
Government Portfolio –
Class I, 0.456% (b)	9,307,957	USD	9,307,957

	Principal
	Amount
U.S. Government Notes – 50.15%
United States Treasury Note/Bond
1.250%, 12/31/2018	4,000,000	USD	4,004,920
0.750%, 02/15/2019	1,000,000	USD	990,996
0.750%, 07/15/2019	5,000,000	USD	4,933,495
1.000%, 11/30/2019	5,000,000	USD	4,944,725
1.250%, 01/31/2020	10,000,000	USD	9,940,230
1.375%, 04/30/2020	500,000	USD	497,519
1.375%, 08/31/2020	6,000,000	USD	5,949,726
1.125%, 06/30/2021	6,000,000	USD	5,828,322
			37,089,933

The accompanying notes are an integral part of these financial statements.

Fiera Capital STRONG Nations Currency Fund

Schedule of Investments (Continued)

February 28, 2017 (Unaudited)

	Principal
	Amount	Currency	Value
UNITED STATES – 66.78%(Continued)

U.S. Treasury Bills – 4.04%
0.622%, 06/22/2017 (c)	2,000,000	USD	$1,996,766
0.753%, 12/07/2017 (c)	1,000,000	USD	994,068
			2,990,834
TOTAL UNITED STATES
(Cost $49,873,577)			49,388,724
Total Investments
(Cost $72,759,679) – 98.57%			72,900,447
Other Assets in Excess of Liabilities – 1.43%			1,059,244
TOTAL NET ASSETS – 100.00%			$73,959,691

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Seven day yield as of February 28, 2017.
(c)	Rate shown is effective yield based on the purchase price. The calculation assumes the security is held to maturity.

Currency abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
NZD – New Zealand Dollar

The accompanying notes are an integral part of these financial statements.

Fiera Capital STRONG Nations Currency Fund

Schedule of Open Forward Currency Contracts

February 28, 2017 (Unaudited)

Purchase Contracts:

				U.S. $		U.S. $
Counter-		Forward	Currency	Value at	Currency	Value on	Unrealized
party of	Notional	Expiration	to be	February 28,	to be	Origination	Appreciation
Contract	Amount	Date	Received	2017	Delivered	Date	(Depreciation)
CITI	5,800,000	3/27/17	CHF	$5,784,768	USD	$5,757,567	$27,201
JPM	2,410,000,000	3/27/17	CLP	3,700,199	USD	3,736,434	(36,235)
STC	92,250,000	3/27/17	CZK	3,622,671	USD	3,610,568	12,103
STC	13,950,000	3/27/17	ILS	3,834,102	USD	3,773,330	60,772
JPM	4,250,000,000	3/27/17	KRW	3,759,601	USD	3,714,223	45,378
JPM	31,200,000	3/27/17	NOK	3,722,415	USD	3,736,046	(13,631)
STA	32,600,000	3/27/17	SEK	3,616,992	USD	3,636,120	(19,128)
CITI	5,200,000	3/27/17	SGD	3,711,224	USD	3,661,327	49,897
STA	114,300,000	3/27/17	TWD	3,724,030	USD	3,726,161	(2,131)
							$124,226

Sale Contracts:
				U.S. $		U.S. $
Counter-		Forward	Currency	Value at	Currency	Value on	Unrealized
party of	Notional	Expiration	to be	February 28,	to be	Origination	Appreciation
Contract	Amount	Date	Received	2017	Delivered	Date	(Depreciation)
STA	2,945,000	3/27/17	USD	$(2,256,438)	AUD	$(2,259,257)	$2,819
STC	2,960,000	3/27/17	USD	(2,130,244)	NZD	(2,117,732)	(12,512)
							$(9,693)
							$114,533

Counterparty abbreviations:
CITI – Citigroup, Inc.
JPM – J.P Morgan Chase Bank, N.A.
STA – State Street Bank & Trust Co.
STC – Standard Chartered Bank

Currency abbreviations:
AUD – Australian Dollar	NOK – Norwegian Krone
CHF – Swiss Franc	NZD – New Zealand Dollar
CLP – Chilean Peso	SEK – Swedish Krona
CZK – Czech Republic Koruna	SGD – Singapore Dollar
ILS – Israeli Shequel	TWD – Taiwan Dollar
KRW – South Korean Won	USD – U.S. Dollar

The accompanying notes are an integral part of these financial statements.

Fiera Capital STRONG Nations Currency Fund

Statement of Assets and Liabilities

February 28, 2017 (Unaudited)

ASSETS
Investments, at value (cost $72,759,679)	$72,900,447
Foreign currency, at value (cost $790,327)	786,889
Receivables:
Unrealized appreciation on forward currency exchange contracts	198,170
Interest	224,374
Other assets	10,504
TOTAL ASSETS	74,120,384

LIABILITIES
Payables:
To affiliates	26,267
To adviser	28,682
Unrealized depreciation on forward currency exchange contracts	83,637
Accrued expenses and other liabilities	22,107
TOTAL LIABILITIES	160,693
NET ASSETS	$73,959,691

Net assets consist of:
Paid-in capital	$76,443,442
Accumulated undistributed net investment loss	(125,774)
Accumulated net realized loss	(2,611,620)
Net unrealized appreciation (depreciation) on:
Investments	140,768
Forward contracts	114,533
Foreign currency translation	(1,658)
NET ASSETS	$73,959,691
Shares of beneficial interest outstanding (unlimited
number of shares authorized $0.001 par value)	4,397,021
Net asset value, redemption price and offering price per share	$16.82

The accompanying notes are an integral part of these financial statements.

Fiera Capital STRONG Nations Currency Fund

Statement of Operations

For the Six Months Ended February 28, 2017 (Unaudited)

INVESTMENT INCOME
Interest income	$320,776
TOTAL INVESTMENT INCOME	320,776
EXPENSES
Management fees	258,998
Administration and accounting fees	45,644
Custody fees	27,108
Transfer agent fees and expenses	16,540
Audit and tax fees	15,034
Federal and state registration fees	11,631
Legal fees	8,363
Chief Compliance Officer fees	5,973
Reports to shareholders	3,467
Trustees’ fees and related expenses	2,910
Other expenses	4,277
TOTAL EXPENSES	399,945
Less expense waiver by Adviser (Note 4)	(29,646)
NET EXPENSES	370,299
NET INVESTMENT LOSS	(49,523)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(542,659)
Forward contracts	(903,558)
Foreign currency translation	(173,400)
(1,619,617)
Net change in unrealized appreciation (depreciation) on:
Investments	(61,878)
Forward contracts	457,208
Foreign currency translation	24,850
420,180
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,199,437)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(1,248,960)

The accompanying notes are an integral part of these financial statements.

Fiera Capital STRONG Nations Currency Fund

Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2017	Year Ended
	(Unaudited)	August 31, 2016
FROM OPERATIONS
Net investment loss	$(49,523)	$(55,876)
Net realized gain (loss) on:
Investments	(542,659)	(723,961)
Forward contracts	(903,558)	(639,777)
Foreign currency translation	(173,400)	81,474
Net change in unrealized
appreciation (depreciation) on:
Investments	(61,878)	2,657,293
Forward contracts	457,208	(299,074)
Foreign currency translation	24,850	246,048
Net increase (decrease) in net assets
from operations	(1,248,960)	1,266,127

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Institutional Class	7,548,110	1,601,000
Payments for shares redeemed – Institutional Class	(9,898,870)	(7,965,752)
Net increase (decrease) in net assets
from capital share transactions	(2,350,760)	(6,364,752)
TOTAL DECREASE IN NET ASSETS	(3,599,720)	(5,098,625)

NET ASSETS:
Beginning of period	77,559,411	82,658,036
End of period	$73,959,691	$77,559,411
ACCUMULATED UNDISTRIBUTED
NET INVESTMENT LOSS	$(125,774)	$(76,251)

The accompanying notes are an integral part of these financial statements.

Fiera Capital STRONG Nations Currency Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	February 28,	Year Ended	Year Ended	Year Ended		Year Ended
	2017	August 31,	August 31,	August 31,		August 31,
	(Unaudited)	2016	2015	2014		2013
Net Asset Value,
Beginning of Period	$17.09	$16.80	$18.40	$19.07		$20.00

Income from
investment operations:
Net investment loss(1)	(0.01)	(0.01)	(0.01)	(0.01)		(0.03)
Net realized and unrealized
gain (loss) on investments	(0.26)	0.30	(1.59)	(0.66)		(0.85)
Total from
investment operations	(0.27)	0.29	(1.60)	(0.67)		(0.88)

Less distributions paid:
From net investment income	—	—	—	(0.00	)(2)	(0.05)
Total distributions paid	—	—	—	—		(0.05)

Net Asset Value, End of Period	$16.82	$17.09	$16.80	$18.40		$19.07

Total return(3)	(1.58)%	1.73%	(8.70)%	(3.51)%		(4.43)%

Supplemental Data and Ratios:
Net assets,
end of period (000’s)	$73,960	$77,559	$82,658	$75,889		$52,444

Ratio of expenses
to average net assets:
Before waivers and
reimbursements of expenses(4)	1.08%	1.04%	1.05%	1.20%		1.41%
After waivers and
reimbursements of expenses(4)	1.00%	1.00%	1.00%	1.00%		1.00%
Ratio of net investment loss
to average net assets:
Before waivers and
reimbursements of expenses(4)	(0.21)%	(0.11)%	(0.11)%	(0.23)%		(0.59)%
After waivers and
reimbursements of expenses(4)	(0.13)%	(0.07)%	(0.06)%	(0.03)%		(0.18)%
Portfolio turnover rate(3)	32.32%	237.80%	311.92%	131.27%		66.13%

(1)	Per share net investment loss was calculated using average shares outstanding.
(2)	Rounds to less than $0.005 per share.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Fiera Capital STRONG Nations Currency Fund
Notes to Financial Statements
February 28, 2017 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fiera Capital STRONG Nations Currency Fund (the “Fund”), formerly known as the Samson STRONG Nations Currency Fund, represents a distinct series with its own investment objective and policies within the Trust.  The investment objective of the Fund is to generate positive returns with limited drawdowns over full market cycles and to provide investors with the diversification benefits of currencies as an asset class through investments in currencies that are associated with strong nations.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.  The Fund currently offers only Institutional Class shares. Effective May 30, 2014, the Fund ceased offering its Investor Class shares to the public and began offering Institutional Class shares only.  The remaining Investor Class shares converted to Institutional shares on May 30, 2014.  The Fund became effective on August 31, 2012 and commenced investment operations on September 1, 2012.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.  Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Fiera Capital Inc. (the “Adviser”), the Fund’s investment adviser.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a) Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Debt securities are valued at the mean between the bid and ask prices provided by an approved independent pricing service.  Forward currency contracts are valued at the mean between the bid and asked prices by an approved pricing service.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.  Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on

Fiera Capital STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 28, 2017 (Unaudited)

NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued.  The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency.  All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a pricing service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer.  Any discount or premium is accreted or amortized over the expected life of the respective security using the constant yield 2 method until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day.  All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

Fiera Capital STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 28, 2017 (Unaudited)

FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2017:

	Level 1	Level 2	Level 3	Total
Equities(1):
Gold Funds	$3,768,125	$—	$—	$3,768,125
Total Equities	$3,768,125	$—	$—	$3,768,125
Fixed Income(1):
Foreign Government
Agency Issues	$—	$4,501,151	$—	$4,501,151
Foreign Government Bonds	—	15,242,447	—	15,242,447
U.S. Government Bills	—	2,990,834	—	2,990,834
U.S. Government Notes	—	37,089,933	—	37,089,933
Total Fixed Income	$—	$59,824,365	$—	$59,824,365
Short-Term Investments	$9,307,957	$—	$—	$9,307,957
Total Investments
in Securities	$13,076,082	$59,824,365	$—	$72,900,447
Other Financial
Instruments(2)	$—	$114,533	$—	$114,533

During the six months ended February 28, 2017, there were no transfers between levels for the Fund. The Fund did not hold any Level 3 securities during the period.

(1)	See the Schedule of Investments for geographic classifications.
(2)
Other financial instruments are forward contracts not reflected in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.  See Schedule of Open Forward Currency Contracts for a list of purchases and sales contracts.

Fiera Capital STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 28, 2017 (Unaudited)

(b) Foreign Securities and Currency Transactions

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments.  Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

(c) Derivative Instruments

In pursuing its investment goal, the Fund may enter into derivative currency transactions, including currency forwards.  The Fund’s derivative transactions will typically be fully collateralized on a net basis.  The Fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency.  The Fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets.

The fair value of derivative instruments as reported within the Statement of Assets and Liabilities as of February 28, 2017 was as follows:

	Asset Derivatives
Derivatives not accounted	Statement of Assets and
for as hedging instruments	Liabilities Location	Value
Foreign Exchange Contracts –	Unrealized appreciation
Currency	on forward currency
	exchange contracts	$198,170
Total		$198,170

	Liability Derivatives
Derivatives not accounted	Statement of Assets and
for as hedging instruments	Liabilities Location	Value
Foreign Exchange Contracts –	Unrealized depreciation
Currency	on forward currency
	exchange contracts	$83,637
Total		$83,637

Fiera Capital STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 28, 2017 (Unaudited)

The effect of derivative instruments on the Statement of Operations for the six months ended February 28, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted	Forward
for as hedging instruments	Currency Contracts
Foreign Exchange Contracts	$(903,558)
Total	$(903,558)

Change in Unrealized Appreciation or (Depreciation)
on Derivatives Recognized in Income
Derivatives not accounted	Forward
for as hedging instruments	Currency Contracts
Foreign Exchange Contracts	$457,208
Total	$457,208

The Fund is not subject to any Master Netting Arrangements, therefore the Fund does not offset any assets or liabilities.
The average monthly notional amount of forward currency contracts, in U.S. dollars, during the six months ended February 28, 2017 were as follows:

Long Positions	Short Positions
$36,320,416	$10,278,471

Forward Currency Contracts

The Fund may enter into foreign currency forward exchange contracts.  When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price at a future date.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  The Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

Fiera Capital STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 28, 2017 (Unaudited)

(e) Distributions to Shareholders

The Fund will distribute any net investment income at least annually.  The Fund will distribute any net realized long or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

Income and capital gain distributions may differ from GAAP, primarily due to timing differences in the recognition of income and gains and losses by the Fund.  To the extent that these differences are attributable to permanent book and tax accounting differences, they are reclassified in the components of net assets.

(f) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(g) Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.

(h) Expenses

Expenses associated with a specific fund in the Trust are charged to that fund.  Common expenses are typically allocated evenly between the funds of the Trust, or other equitable means.  Expenses directly attributable to a class of shares, which presently only include distribution and shareholder servicing fees, are recorded to the specific class.

(i) Other

Investment transactions are recorded on the trade date.  The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proceeds.  Dividend income and expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fiera Capital STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 28, 2017 (Unaudited)

(3)	Federal Tax Matters
The tax character of distributions paid during the years ended August 31, 2016 and 2015 were as follows:

	Ordinary	Long-Term
	Income	Capital Gain
August 31, 2016	$ —	$ —
August 31, 2015	$ —	$ —

As of August 31, 2016, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$67,341,252
Gross tax unrealized appreciation	1,283,403
Gross tax unrealized depreciation	(1,152,537)
Net tax unrealized appreciation (depreciation)	130,866
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated losses	(1,365,657)
Total accumulated earnings (losses)	$(1,234,791)

At August 31, 2016 the Fund deferred, on a tax basis, late-year ordinary losses and post-October capital losses of:

Ordinary	Capital
$(375,416)	$ —

At August 31, 2016 the Fund had tax basis capital losses which may be carried forward to offset future capital gains indefinitely.  To the extent that the Fund may realize future net capital gains, those gains will be offset by any of the unused capital loss carryforward.

Short-Term	Long-Term
$(374,318)	$(545,905)

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2016, the following reclassifications were made for permanent tax differences on the Statement of Assets and Liabilities.

Accumulated Undistributed Net Investment Loss	$ 3,782,536
Accumulated Net Realized Gain	1,972,787
Paid-in Capital	(5,755,323)

Fiera Capital STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 28, 2017 (Unaudited)

The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of August 31, 2016.  The Fund recognized no interest and penalties related to uncertain tax benefits during the fiscal year 2016.  At August 31, 2016, the fiscal years 2013-2016 remained open to examination in the Fund’s major tax jurisdictions.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 0.70% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s expenses at least through December 29, 2017 to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of interest, acquired fund fees and expenses, leverage expenses (i.e., any expenses incurred in connection with borrowings made by the Fund), tax expenses, dividends and interest expenses on short positions, brokerage commissions, and extraordinary expenses) do not exceed 1.00% (the “Expense Limitation Cap”) of the average daily net assets of the Fund.  For the six months ended February 28, 2017, expenses of $29,646 were waived or reimbursed by the Adviser.  Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring:

August 31, 2017	$37,117
August 31, 2018	$38,283
August 31, 2019	$31,381
February 28, 2020	$29,646

(5)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses; and reviews the Fund’s expense accruals.  USBFS also serves as the fund accountant and transfer agent to the Fund.  U.S.

Fiera Capital STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 28, 2017 (Unaudited)

Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as the Fund’s custodian. Fees and expenses incurred for the six months ended February 28, 2017, and owed as of February 28, 2017 are as follows:

	Incurred	Owed
Administration and Accounting	$45,644	$14,900
Transfer Agency	$16,540	$3,753
Custody	$27,108	$5,650

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of USBFS and US Bank.
Certain officers of the Fund are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and US Bank. This same Trustee is an interested person of the Distributor.
The Fund also has a line of credit with US Bank (see Note 9).

The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the six months ended February 28, 2017, the Fund was allocated $5,973 of the Trust’s Chief Compliance Officer fee.  At February 28, 2017, the Fund owed fees of $1,964 to USBFS for the Chief Compliance Officer’s services.

(6)	Capital Share Transactions
Transactions in shares of the Fund were as follows:

Institutional Class	Six Months Ended	Year Ended
	February 28, 2017	August 31, 2016
Shares sold	453,065	94,732
Shares redeemed	(593,369)	(478,270)
Net (decrease) increase	(140,304)	(383,538)

(7)	Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended February 28, 2017, are summarized below.

Purchases
U.S. Government	$17,913,281
Other	9,707,320
Sales
U.S. Government	$ 9,319,415
Other	10,612,395

Fiera Capital STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 28, 2017 (Unaudited)

(8)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At February 28, 2017, Charles Schwab & Co., Inc., for the benefit of others, held 36.86% of the Fund’s outstanding shares.  At February 28, 2017, National Financial Services, LLC, for the benefit of others, held 46.01% of the Fund’s outstanding shares.

(9)	Line of Credit

The Fund has a line of credit in the amount of the lesser of $3,000,000 or 33.33% of the fair value of unencumbered assets of the Fund, as defined, which matures on August 11, 2017.  This unsecured line of credit is intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions.  Interest will be accrued at the prime rate of 3.50% through December 14, 2016 and 3.75% thereafter.  The credit facility is with the Fund’s custodian, US Bank.  During the six months ended February 28, 2017, the Fund did not utilize the line of credit.

(10)	Regulatory Updates

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

(11)	Subsequent Events

The Fund has evaluated events and transactions that have occurred subsequent to February 28, 2017 and determined there were no subsequent events that would require recognition or disclosure in financial statements.

Fiera Capital STRONG Nations Currency Fund
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

• information we receive about you on applications or other forms;

• information you give us orally; and

• information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Fiera Capital STRONG Nations Currency Fund
Additional Information
(Unaudited)

Tax Information

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2016.

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees.  Information pertaining to the Trustees of the Trust is set forth below.  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-844-GOFIERA (1-844-463-4372).

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Independent Trustees

Michael D. Akers, Ph.D.	Trustee	Indefinite	Professor and	35	Independent
615 E. Michigan St.		Term; Since	Chair, Department		Trustee, USA
Milwaukee, WI 53202		August 22,	of Accounting,		MUTUALS
Age: 61		2001	Marquette University		(an open-end
			(2004–present).		investment
company with
two portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	35	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 60		2001	(1986–present).		(an open-end
investment
company with
two portfolios).

Fiera Capital STRONG Nations Currency Fund
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Jonas B. Siegel	Trustee	Indefinite	Retired (2011–	35	Independent
615 E. Michigan St.		Term; Since	present); Managing		Manager,
Milwaukee, WI 53202		October 23,	Director, Chief		Ramius IDF
Age: 73		2009	Administrative		fund complex
			Officer (“CAO”) and		(two closed-
			Chief Compliance		end investment
			Officer (“CCO”),		companies);
			Granite Capital		Independent
			International Group,		Trustee, Gottex
			L.P. (an investment		Trust (an open-
			management firm)		end investment
			(1994–2011).		company with
one portfolio);
Independent
Trustee, Gottex
Multi-Asset
Endowment
fund complex
(three closed-
end investment
companies)
(2010–2015);
Independent
Trustee, Gottex
Multi-
Alternatives
fund complex
(three closed-
end investment
companies)
(2010–2015).
Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson	Indefinite	Chief Operating	35	Trustee, Buffalo
615 E. Michigan St.	and	Term; Since	Officer (2016–		Funds (an open-
Milwaukee, WI 53202	Trustee	August 22,	present); Executive		end investment
Age: 54		2001	Vice President, U.S.		company with
			Bancorp Fund		ten portfolios);
			Services, LLC		Trustee, USA
			(1994–present).		MUTUALS (an
open-end
investment
company with
two portfolios).

Fiera Capital STRONG Nations Currency Fund
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

John P. Buckel	President	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.	and	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202	Principal	January 24,	Services, LLC
Age: 59	Executive	2013	(2004–present).
Officer

Jennifer A. Lima	Vice	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.	President,	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202	Treasurer	January 24,	Services, LLC
Age: 43	and	2013	(2002–present).
Principal
Financial
and
Accounting
Officer

Anita M. Zagrodnik	Chief	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	President,
Milwaukee, WI 53202	Officer,	July 1,	U.S. Bancorp Fund
Age: 56	Vice	2014	Services, LLC
	President		(January 2014–present);
	and		CCO (2003–2013) and
	Anti-Money		Senior Vice President,
	Laundering		Ariel Investments,
	Officer		LLC (2010–2013).

Adam W. Smith	Secretary	Indefinite	Assistant	N/A	N/A
615 E. Michigan St.		Term; Since	Vice President,
Milwaukee, WI 53202		May 29,	U.S. Bancorp Fund
Age: 35		2015	Services, LLC
(2012–present);
Research Associate,
Vista360, LLC
(2010–2012).

Cullen O. Small	Assistant	Indefinite	Assistant	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Vice President,
Milwaukee, WI 53202		January 22,	U.S. Bancorp Fund
Age: 29		2015	Services, LLC
(2010–present).

Fiera Capital STRONG Nations Currency Fund
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Kelly A. Burns	Assistant	Indefinite	Assistant Vice	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	President, U.S.
Milwaukee, WI 53202		April 23,	Bancorp Fund
Age: 29		2015	Services, LLC
(2011–present).

Melissa Aguinaga	Assistant	Indefinite	Assistant Vice	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	President, U.S.
Milwaukee, WI 53202		July 1,	Bancorp Fund
Age: 29		2015	Services, LLC
(2010–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is a board member and an interested person of Quasar Distributors, LLC (the “Distributor”), the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995.  These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets.  These statements involve risks and uncertainties.  In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively.  Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies.  A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-844-GOFIERA (1-844-463-4372).  A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 1-844-GOFIERA (1-844-463-4372), or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends.  The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters).  Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov.  Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-GOFIERA (1-844-463-4372) to request individual copies of these documents.  Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Fiera Capital STRONG Nations Currency Fund

Investment Adviser	Fiera Capital Inc.
375 Park Avenue
8th Floor
New York, New York 10152

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street
Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

SZ-SEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

 Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed November 8, 2013.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*    /s/John Buckel
John Buckel, President

Date    May 4, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/John Buckel
John Buckel, President

Date    May 4, 2017

By (Signature and Title)*    /s/Jennifer Lima
Jennifer Lima, Treasurer

Date    May 4, 2017

* Print the name and title of each signing officer under his or her signature.